Subsequent Events (Details)	1 Months Ended
Jan. 26, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock market transaction, description	the Company received a letter (the “Notification Letter”) from the Listings Qualifications Department of The NASDAQ Stock Market LLC notifying the Company that the minimum closing bid price per share for its common stock was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in NASDAQ Listing Rule 5550(a)(2). The Notification Letter has no immediate effect on the listing or trading of the Company’s common stock on the NASDAQ Capital Market.Pursuant to NASDAQ Listing Rule 5810(c)(3)(A), the Company has a compliance period of 180 calendar days, or until July 25, 2022 (the “Compliance Period”), to regain compliance with NASDAQ’s minimum bid price requirement. If at any time during the Compliance Period, the closing bid price per share of the Company's common stock is at least $1.00 for a minimum of 10 consecutive business days, NASDAQ will provide the Company a written confirmation of compliance and the matter will be closed.